Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain (loss)	$ 1,423	$ 2,610	$ (144)